ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2024
Accrued Liabilities [Abstract]
Schedule of accrued liabilities

(in thousands of $)	2024	2023
Vessel and rig operating expenses	32,351	25,553
Administrative expenses	1,740	1,233
Accrued income taxes	3,675	1,337
Interest expense	13,663	11,064
	51,429	39,187